N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

INTEGRITY HIGH INCOME FUND
Schedule of Investments March 31, 2011
	Principal	Fair
	Amount	Value
CORPORATE BONDS (97.0%)

Consumer Discretionary (24.6%)
AMC Entertainment Inc 8.750% 6/1/19	$35,000	$37,975
AMC Entertainment Holdings - 144A 9.750% 12/1/20	80,000	85,600
AWAS Aviation Capital LT - 144A 7.000% 10/15/16	100,000	100,000
American Axle 7.875% 3/1/17	115,000	116,725
American Axle & MFG Inc - 144A 9.250% 1/15/17	15,000	16,650
American Tire Dist Inc 9.750% 6/1/17	90,000	99,000
Bon-Ton Dept Stores 10.250% 3/15/14	115,000	117,875
CCO Holding LLC/Cap Corp 7.875% 4/30/18	215,000	228,437
CCO Holdings LLC/CAP Corp 7.000% 1/15/19	45,000	46,125
CCO Holdings LLC/CAP Corp - 144A 7.000% 1/15/19	35,000	35,788
CCH II LLC/CCH II Capital 13.500% 11/30/16	50,000	59,875
Cequel Com Hldg I/Cap CP - 144A 8.625% 11/15/17	125,000	130,312
Citycenter holdings/finance - 144A 7.625% 1/15/16	80,000	82,600
Clear Channel Communication - 144A 9.000% 3/1/21	60,000	59,850
Dana Holding Corp 6.500% 2/15/19	40,000	39,800
Dana Holding Corp 6.750% 2/15/21	20,000	20,000
Dineequity Inc - 144A 9.500% 10/30/18	75,000	81,375
Easton-Bell Sports Inc 9.750% 12/1/16	185,000	208,125
Echostar DBS Corp. 7.125% 2/1/16	220,000	234,850
Echostar DBS Corp. 7.750% 5/31/15	520,000	569,400
Ford Motor Credit Co LLC 8.000% 12/15/16	350,000	397,314
Ford Motor Credit Co LLC 8.700% 10/1/14	55,000	62,434
Ford Motor Credit Co LLC 7.000% 4/15/15	85,000	92,006
GXS Worldwide Inc. 9.750% 6/15/15	100,000	101,750
GWR Operating Partnership 10.875% 4/1/17	75,000	81,281
Giraffe Acquisition Corp - 144A 9.125% 12/1/18	80,000	77,600
Goodyear Tire & Rubber Corp. 8.750% 8/15/20	45,000	49,612
Goodyear Tire & Rubber Corp. 8.250% 8/15/20	115,000	123,050
Hanesbrands Inc 8.000% 12/15/16	125,000	135,469
Harrahs Operating Co Inc 11.250% 6/1/17	330,000	374,962
Harrahs Operating Co Inc 10.000% 12/15/18	80,000	73,000
Interactive Data Corp - 144A 10.250% 8/1/18	120,000	133,200
Chinos Acquisition Corp - 144A 8.125% 3/1/19	85,000	83,406
Jarden Corp 7.500% 5/1/17	195,000	208,162
Jarden Corp 8.000% 5/1/16	45,000	49,219
Libbey Glass Inc 10.000% 2/15/15	121,000	131,890
Limited Brands Inc 6.625% 4/1/21	35,000	35,788
MGM Mirage Inc 7.500% 6/1/16	335,000	316,575
MGM Mirage Inc 11.125% 11/15/17	40,000	45,800
MGM Mirage Inc 9.000% 3/15/20	195,000	213,769
Marina District Finance - 144A 9.500% 10/15/15	35,000	36,619
Marina District Finance - 144A 9.875% 8/15/18	145,000	151,706
(1) (2) Michaels Stores Inc 0.000% 11/1/16	55,000	56,100
Michaels Stores Inc - 144A 7.750% 11/1/18	110,000	112,200
(3) Neiman Marcus Group Inc 9.000% 10/15/15	134,272	140,314
Nexeo Solutions LLC - 144A 8.375% 3/1/18	65,000	66,300
JC Penney Corp 7.950% 4/1/17	90,000	100,575
Petco Animal Supplies - 144A 9.250% 12/1/18	90,000	96,300
Polymer Group Inc - 144A 7.750% 2/1/19	75,000	77,344
Quebecor Media 7.750% 3/15/16	385,000	399,438
Royal Caribbean Cruises 7.250% 6/15/16	65,000	69,631
Sealy Mattress Co 8.250% 6/15/14	335,000	338,350
Service Corp Intl 6.750% 4/1/15	165,000	175,725
Service Corp Intl 7.000% 5/15/19	50,000	52,500
(3) Servicemaster Company - 144A 10.750% 7/15/15	150,000	159,375
Simmons Bedding Co - 144A 11.250% 7/15/15	250,000	269,688
Steinway Musical Instruments - 144A 7.000% 3/1/14	200,000	202,750
(4) Travelport LLC 4.936% 9/1/14	45,000	40,781
Travelport LLC 9.875% 9/1/14	25,000	24,344
Travelport LLC/Travelpor 9.000% 3/1/16	50,000	46,438
Uncle Acquistion 2010 - 144A 8.625% 2/15/19	45,000	47,250
Videotron LTEE 9.125% 4/15/18	45,000	50,513
Visant Corp 10.000% 10/1/17	170,000	183,600
WMG Acquisition Corp 9.500% 6/15/16	90,000	95,175
Wynn Las Vegas 7.875% 11/1/17	25,000	26,813
Wynn Las Vegas LLC 7.750% 8/15/20	45,000	47,700
(3) YCC Holdings/Yakee Fina - 144A 10.250% 2/15/16	20,000	20,150
Zayo Group LLC/Zayo Cap 10.250% 3/15/17	100,000	110,000
		8,354,328
Consumer Staples (8.6%)
B&G Foods Inc 7.625% 1/15/18	55,000	59,262
Blue Merger Sub Inc - 144A 7.625% 2/15/19	90,000	91,237
Bumble Bee Acquisition - 144A 9.000% 12/15/17	95,000	98,800
Central Garden & Pet Co 8.250% 3/1/18	105,000	109,987
Chiquita Brands Intl 8.875% 12/1/15	215,000	221,450
Clear Channel Worldwide 9.250% 12/15/17	265,000	290,506
Constellation Brands Inc 7.250% 9/1/16	180,000	194,625
Diversey Inc. 8.250% 11/15/19	170,000	182,325
Dole Foods Co 13.875% 3/15/14	55,000	66,550
Dole Foods Co - 144A 8.000% 10/1/16	25,000	26,531
Graham Packaging Co 9.875% 10/15/14	120,000	124,050
Graham Pack Co LP/GPC 8.250% 10/1/18	20,000	21,450
Michael Foods Inc - 144A 9.750% 7/15/18	75,000	81,938
Reynolds GRP ISS/Reynold - 144A 9.000% 4/15/19	100,000	103,500
Reynolds Group - 144A 8.500% 5/15/18	145,000	146,813
Reynolds Group - 144A 8.250% 5/15/18	100,000	99,000
Rite Aid Corp 7.500% 3/1/17	50,000	50,000
Rite Aid Corp 9.500% 6/15/17	35,000	31,456
Rite Aid Corp 10.250% 10/15/19	20,000	21,875
Rite Aid Corp 8.000% 8/15/20	85,000	89,994
Solo Cup Company 10.500% 11/1/13	120,000	125,400
(3) Spectrum Brands Inc 12.000% 8/28/19	254,612	283,892
Spectrum Brands Inc - 144A 9.500% 6/15/18	50,000	55,125
Supervalu Inc 8.000% 5/1/16	225,000	225,000
Yankee Acquisition Corp 9.750% 2/15/17	120,000	127,650
		2,928,416
Energy (5.7%)
Arch Coal Inc 8.750% 8/1/16	170,000	189,975
Breitburn Energy Partner - 144A 8.625% 10/15/20	110,000	115,225
Brigham Exploration Co - 144A 8.750% 10/1/18	85,000	94,350
Chesapeake Energy Corp 6.875% 8/15/18	50,000	54,375
Chesapeake Energy Corp 6.625% 8/15/20	60,000	63,900
Cloud Peak Energy 8.250% 12/15/17	75,000	81,750
Consol Energy Inc 8.000% 4/1/17	50,000	54,750
Consol Energy Inc 8.250% 4/1/20	15,000	16,631
Crosstex Energy LP 8.875% 2/15/18	140,000	152,600
EV Energy Partners - 144A 8.000% 4/15/19	55,000	55,962
Exco Resources Inc 7.500% 9/15/18	45,000	45,675
Forest Oil Corporation 7.250% 6/15/19	15,000	15,675
GMX Resources Inc - 144A 11.375% 2/15/19	40,000	38,900
Inergy LP/Inergy Fin 8.750% 3/1/15	38,000	41,040
Inergy LP/Inergy Fin - 144A 7.000% 10/1/18	85,000	88,400
James River Escrow Inc - 144A 7.875% 4/1/19	60,000	62,100
Key Energy Services Inc 6.750% 3/1/21	25,000	25,438
Linn Energy LLC - 144A 7.750% 2/1/21	15,000	16,013
Markwest Energy Part/Fin. 8.750% 4/15/18	150,000	163,500
Parker Drilling Co. 9.125% 4/1/18	45,000	48,375
Petrohawk Energy Corp 7.875% 6/1/15	210,000	222,600
Plains Exploration & Production 7.000% 3/15/17	95,000	98,088
Plains Exploration & Production 7.750% 6/15/15	15,000	15,656
SM Energy Co - 144A 6.250% 2/15/19	20,000	20,525
Sandridge Energy Inc - 144A 8.000% 6/1/18	35,000	36,663
Sandridge Energy Inc - 144A 7.500% 3/15/21	50,000	51,875
Trinidad Drilling Ltd - 144A 7.875% 1/15/19	65,000	68,575
		1,938,616
Financials (7.1%)
Ally Financial Inc - 144A 6.250% 12/1/17	100,000	101,875
Avaya Inc 9.750% 11/1/15	110,000	111,787
(3) Avaya Inc 10.125% 11/1/15	100,165	102,419
Avaya Inc - 144A 7.000% 4/1/19	90,000	87,750
(4) Bank of America Corp 8.000% 1/30/18	100,000	107,537
Cit Group Inc - 144A 6.625% 4/1/18	35,000	35,512
Cit Group Inc 7.000% 5/1/15	29,815	30,076
Cit Group Inc 7.000% 5/1/16	328,027	328,437
Cit Group Inc 7.000% 5/1/17	226,238	226,521
Citigroup Capital XXI 8.300% 12/21/37	75,000	78,000
Claires Escrow Corp - 144A 8.875% 3/15/19	55,000	52,525
Dunkin Finance Corp - 144A 9.625% 12/1/18	65,000	66,219
Host Hotels & Resorts LP 9.000% 5/15/17	10,000	11,275
Host Hotels & Resorts LP 6.375% 3/15/15	180,000	183,825
Intl Lease Finance Corp - 144A 8.625% 9/15/15	100,000	110,000
Intl Lease Finance Corp - 144A 8.750% 3/15/17	265,000	298,125
Intl. Lease Finance Corp - 144A 7.125% 9/1/18	30,000	32,235
Intl. Lease Finance Corp 8.250% 12/15/20	50,000	54,812
Pinafore LLC/INC - 144A 9.000% 10/1/18	65,000	70,525
Realogy Corp - 144A 7.875% 2/15/19	120,000	119,100
Regions Financial Corp 5.750% 6/15/15	50,000	50,938
UPCB Finance III LTD - 144A 6.250% 7/2/20	150,000	147,000
		2,406,493
Health Care (10.4%)
Accellent Inc 8.375% 2/1/17	50,000	53,625
Accellent Inc - 144A 10.000% 11/1/17	100,000	100,000
(3) Biomet Inc. 10.375% 10/15/17	440,000	483,450
Community Health Systems 8.875% 7/15/15	195,000	205,725
DJO Fin. LLC 10.875% 11/15/14	60,000	65,400
Davita Inc. 6.375% 11/1/18	55,000	55,550
Davita Inc. 6.625% 11/1/20	15,000	15,187
(3) HCA Inc 9.625% 11/15/16	795,033	856,648
HCA Holdings Inc - 144A 7.750% 5/15/21	135,000	140,737
Healthsouth Corp. 7.250% 10/1/18	60,000	62,025
Healthsouth Corp. 7.750% 9/15/22	60,000	62,400
Health Management Assoc 6.125% 4/15/16	170,000	175,525
Mylan Inc - 144A 7.625% 7/15/17	35,000	37,669
Mylan Inc - 144A 7.875% 7/15/20	90,000	97,875
Radiation Therapy Service 9.875% 4/15/17	100,000	102,000
(4) Surgical Care Affiliates - 144A 8.875% 7/15/15	208,726	213,422
Tenet Healthcare Corp 9.250% 2/1/15	230,000	253,288
Tenet Healthcare Corp 8.875% 7/1/19	25,000	28,500
(3) United Surgical Partners 9.250% 5/1/17	225,000	237,938
Valeant Pharmaceuticals - 144A 6.750% 10/1/17	20,000	19,700
Valeant Pharmaceuticals - 144A 6.875% 12/1/18	180,000	176,400
Valeant Pharmaceuticals - 144A 6.500% 7/15/16	40,000	39,500
Valeant Pharmaceuticals - 144A 7.250% 7/15/22	60,000	58,050
		3,540,614
Industrials (11.7%)
ACCO Brands Corp 7.625% 8/15/15	80,000	81,600
ACCO Brands Corp 10.625% 3/15/15	110,000	124,025
Aircastle Ltd 9.750% 8/1/18	65,000	71,987
Alliant Techsystems Inc 6.750% 4/1/16	155,000	159,069
Amsted Industries - 144A 8.125% 3/15/18	105,000	111,956
Associated Materials Inc - 144A 9.125% 11/1/17	90,000	96,300
Avis Budget Car Rental 7.750% 5/15/16	150,000	154,687
Avis Budget Car Rental 9.625% 3/15/18	60,000	66,300
Avis Budget Car Rental 8.250% 1/15/19	55,000	57,612
Belden Inc 9.250% 6/15/19	55,000	60,981
Building Materials Corp - 144A 6.875% 8/15/18	110,000	112,475
Case New Holland Inc - 144A 7.875% 12/1/17	115,000	127,794
Clean Harbors Inc 7.625% 8/15/16	31,000	32,899
Clean Harbors Inc - 144A 7.625% 8/15/16	40,000	42,450
Energy Future/EFIH Finan 10.000% 12/1/20	27,000	28,611
Geo Group Inc 7.750% 10/15/17	110,000	117,287
General Cable Corp 7.125% 4/1/17	165,000	170,156
Great Lakes Dredge & Dock - 144A 7.375% 2/1/19	75,000	75,937
Griffon Corporation - 144A 7.125% 4/1/18	70,000	71,225
Hertz Corp - 144A 7.500% 10/15/18	175,000	181,125
Hertz Corp - 144A 6.750% 4/15/19	15,000	14,869
Hillman Group Inc 10.875% 6/1/18	75,000	83,250
Hillman Group Inc - 144A 10.875% 6/1/18	10,000	11,100
Interline Brands Inc 7.000% 11/15/18	85,000	87,125
Iron Mountain Inc 8.750% 7/15/18	235,000	247,337
Manitowoc Company Inc 9.500% 2/15/18	45,000	49,725
Manitowoc Comp Inc 8.500% 11/1/20	85,000	91,163
Masco Corp 7.125% 3/15/20	35,000	36,221
Mueller Water Products 8.750% 9/1/20	50,000	55,625
NXP BV/NXP Funding LLC - 144A 10.000% 7/15/13	75,000	83,250
NXP BV/ NXP Funding LLC - 144A 9.750% 8/1/18	215,000	240,800
Oshkosh Corp 8.250% 3/1/17	65,000	71,500
Ply Gem Industriers - 144A 8.250% 2/18/18	65,000	66,788
RailAmerica Inc 9.250% 7/1/17	115,000	127,219
RBS Global & Rexnord Corp. 8.500% 5/1/18	140,000	151,200
RSC Equipment Rental Inc 9.500% 12/1/14	96,000	100,560
RSC Equipment Rent/RSC Holdings - 144A 8.250% 2/1/21	35,000	36,400
Sequa Corp - 144A 11.750% 12/1/15	110,000	118,800
Spirit Aerosystems Inc 7.500% 10/1/17	105,000	112,875
Terex Corp 8.000% 11/15/17	85,000	89,569
United Rentals North Am 9.250% 12/15/19	100,000	111,250
United Rentals North Am 8.375% 9/15/20	30,000	31,350
		3,962,452
Information Technology (8.4%)
Aeroflex Inc 11.750% 2/15/15	200,000	217,500
Aguila 3 SA - 144A 7.875% 1/31/18	20,000	20,400
Amkor Technologies Inc 7.375% 5/1/18	145,000	150,075
Aspect Software Inc - 144A 10.625% 5/15/17	65,000	69,550
Commscope Inc - 144A 8.250% 1/15/19	75,000	78,375
Fidelity National Information Svsc 7.625% 7/15/17	105,000	113,794
Fidelity National Information Svsc 7.875% 7/15/20	15,000	16,388
(3) First Data Corp - 144A 8.875% 8/15/20	110,000	120,725
First Data Corp - 144A 8.250% 1/15/21	138,000	137,655
First Data Corp - 144A 8.750% 1/15/22	138,000	137,310
First Data Corp - 144A 12.625% 1/15/21	277,000	300,545
First Data Corp - 144A 7.375% 6/15/19	30,000	30,488
Freescale Semiconductor - 144A 10.125% 3/15/18	120,000	134,400
Freescale Semiconductor - 144A 9.250% 4/15/18	100,000	109,500
JDA Software Group Inc 8.000% 12/15/14	65,000	71,175
Alcatel-Lucent USA Inc. 6.450% 3/15/29	175,000	150,500
MEMC Electronics Materia - 144A 7.750% 4/1/19	75,000	76,781
MagnaChip Semiconductor 10.500% 4/15/18	145,000	162,038
SSI Invest II/Co-Issr LLC 11.125% 6/1/18	100,000	112,000
Sinclair Television Group - 144A 9.250% 11/1/17	85,000	94,775
Sinclair Television Group - 144A 8.375% 10/15/18	30,000	31,725
Sungard Data Systems Inc 10.250% 8/15/15	395,000	414,750
Sungard Data Systems Inc - 144A 7.375% 11/15/18	85,000	86,913
		2,837,362
Materials (8.8%)
Aleris Intl Inc - 144A 7.625% 2/15/18	20,000	20,050
Ardagh Packaging Fin - 144A 9.125% 10/15/20	200,000	216,500
Ashland Inc 9.125% 6/1/17	20,000	22,950
Atkore International Inc - 144A 9.875% 1/1/18	85,000	90,737
Berry Plastics Corp - 144A 9.750% 1/15/21	70,000	69,300
Bway Holding Co - 144A 10.000% 6/15/18	130,000	143,000
Clearwater Paper Corp 10.625% 6/15/16	100,000	113,000
Clearwater Paper Corp - 144A 7.125% 11/1/18	10,000	10,475
FMG Resources - 144A 7.000% 11/1/15	30,000	31,125
FMG Resources - 144A 6.875% 2/1/18	55,000	57,338
Georgia-Pacific LLC - 144A 8.250% 5/1/16	65,000	73,287
P.H. Glatfelter 7.125% 5/1/16	140,000	143,675
P.H. Glatfelter 7.125% 5/1/16	15,000	15,394
Graphic Packaging Intl. 7.875% 10/1/18	40,000	42,850
Hexion US Fin/Nova Scoti - 144A 9.000% 11/15/20	60,000	62,213
Huntsman International LLC 7.375% 1/1/15	28,000	28,630
Huntsman International LLC 8.625% 3/15/20	35,000	38,150
Huntsman International LLC 5.500% 6/30/16	80,000	78,600
Huntsman International LLC - 144A 8.625% 3/15/21	30,000	32,700
Ineos Finance PLC - 144A 9.000% 5/15/15	245,000	267,356
Ineos Group Holdings PLC - 144A 8.500% 2/15/16	95,000	95,831
Lyondell Chemical Co 11.000% 5/1/18	100,000	112,250
Newpage Corp 11.375% 12/31/14	60,000	60,075
(3) Noranda Aluminium Acquisition 5.193% 5/15/15	267,030	257,016
Nova Chemicals Corp. 8.625% 11/1/19	50,000	55,938
Novelis Inc - 144A 8.375% 12/15/17	80,000	86,600
Novelis Inc - 144A 8.750% 12/15/20	100,000	110,000
Packaging Dynamics Corp - 144A 8.750% 2/1/16	65,000	66,463
Polyone Corp 7.375% 9/15/20	35,000	36,838
Polypore International I - 144A 7.500% 11/15/17	100,000	105,000
Rain CII Carbon LLC - 144A 8.000% 12/1/18	35,000	37,450
Reichhold Industries Inc - 144A 9.000% 8/15/14	320,000	282,000
Scotts Miracle-Gro Co 7.250% 1/15/18	45,000	47,813
Vertellus Specialties - 144A 9.375% 10/1/15	90,000	96,300
		3,006,904
Telecommunication Services (9.7%)
Buccaneer Merger Sub Inc - 144A 9.125% 1/15/19	45,000	47,700
Cincinnati Bell Inc. 8.375% 10/15/20	115,000	112,987
Frontier Communications 6.625% 3/15/15	125,000	130,312
Clearwire Comm/Finance - 144A 12.000% 12/1/15	190,000	205,200
Clearwire Comm/Finance - 144A 12.000% 12/1/17	40,000	42,750
Cogent Communications - 144A 8.375% 2/15/18	60,000	61,875
Cricket Communications I 7.750% 10/15/20	35,000	35,262
Digicel Group Ltd - 144A 10.500% 4/15/18	100,000	114,500
GCI Inc 8.625% 11/15/19	115,000	126,212
(3) (4) IPCS Inc 3.554% 5/1/14	77,001	74,883
ITC Deltacom Inc 10.500% 4/1/16	80,000	88,200
Intelsat Jackson Holdings 11.250% 6/15/16	185,000	197,256
Intelsat Subsidiary Hldg 8.875% 1/15/15	370,000	382,025
Intelsat Subsidiary Hldg - 144A 8.875% 1/15/15	45,000	46,237
Intelsat Jackson Holdings - 144A 7.250% 10/15/20	90,000	90,000
Intelsat Jackson Holdings - 144A 7.250% 4/1/19	65,000	65,081
Metropcs Wireless Inc 7.875% 9/1/18	165,000	176,550
Paetec Holding Corp 9.500% 7/15/15	50,000	52,375
Paetec Holding Corp 8.875% 6/30/17	80,000	86,200
Paetec Corp - 144A 9.875% 12/1/18	115,000	121,325
Qwest Communications Int 7.500% 2/15/14	150,000	152,438
SBA Telecommunications 8.000% 8/15/16	35,000	38,106
SBA Telecommunications 8.250% 8/15/19	30,000	33,150
Sprint Capital Corp 8.750% 3/15/32	500,000	531,875
Trilogy Intl Part LLC - 144A 10.250% 8/15/16	10,000	10,350
Wind Acquisition Fin SA - 144A 11.750% 7/15/17	180,000	207,000
Windstream Corp 8.125% 9/1/18	25,000	26,688
Windstream Corp - 144A 7.500% 4/1/23	35,000	34,475
		3,291,012
Utilities (2.0%)
AES Corporation 9.750% 4/15/16	145,000	166,387
Calpine Corp - 144A 7.250% 7/31/20	30,000	31,200
Calpine Corp - 144A 7.875% 7/31/20	85,000	90,312
Calpine Corp - 144A 7.500% 2/15/21	75,000	77,625
(2) Energy Future Holdings 10.250% 1/15/20	90,000	95,371
NRG Energy INC. 7.375% 2/1/16	119,000	123,165
NRG Energy Inc - 144A 8.250% 9/1/20	70,000	72,800
NRG Energy Inc - 144A 7.625% 1/15/18	30,000	31,125
		687,985

TOTAL CORPORATE BONDS (COST: $30,761,901)		$32,954,182

COMMON STOCK (0.1%)	Shares
(1) Dex One Corp (COST: $398,943)	4,445	$21,514

SHORT-TERM SECURITIES (1.6%)
(4) Wells Fargo Advantage Cash Investment Money Market 0.125% (COST: $546,646)	546,646	$546,646

TOTAL INVESTMENTS IN SECURITIES (COST: $31,707,490) (98.7%)		$33,522,342
OTHER ASSETS LESS LIABILITIES (1.3%)		431,296

NET ASSETS (100.0%)		$33,953,638

(1) Non-income producing security.
(2) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
(3) Interest or dividend is paid-in-kind, when applicable.
(4) Variable rate security; rate shown represents rate as of March 31, 2011.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid. These securities amount to $11,605,505 representing 34.2% of net assets.

WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND
Schedule of Investments March 31, 2011
		Fair
	Quantity	Value
COMMON STOCK (96.5%)

Consumer Staples (0.6%)
Archer-Daniels-Midland	46,000	$1,656,460

Energy (85.9%)
Baker Hughes, Inc.	176,000	12,923,680
*Basic Energy Svcs	425,000	10,841,750
*Brigham Exploration Co	307,000	11,414,260
Calfrac Well Services Ltd	43,000	1,386,023
*Cameron International Corp	94,900	5,418,790
Canyon Services Group, Inc	211,000	2,829,299
CARBO Ceramics Inc.	74,000	10,442,880
*Complete Production Services, Inc	315,000	10,020,150
ConocoPhillips	31,000	2,475,660
*Continental Resources Inc	109,000	7,790,230
*Dresser-Rand Group, Inc	102,000	5,469,240
Enbridge Inc.	48,700	2,992,615
EOG Resources Inc	42,000	4,977,420
*Flotek Industries, Inc	450,000	3,784,500
*FMC Technologies, Inc.	51,000	4,818,480
*Gasfrac Energy Services, Inc	370,000	4,751,429
*GeoResources, Inc	200,000	6,254,000
Halliburton Company	207,000	10,316,880
Helmerich & Payne, Inc.	40,500	2,781,945
Hess Corp	104,000	8,861,840
Holly Corp	92,000	5,589,920
*Key Energy Services, Inc	238,000	3,700,900
*Kodiak Oil & Gas Corporation	1,110,000	7,437,000
Lufkin Industries, Inc.	126,000	11,777,220
Marathon Oil Corp.	88,000	4,691,280
*Nabors Industries	81,200	2,466,856
National Oilwell Varco, Inc	160,000	12,683,200
*Northern Oil and Gas, Inc.	291,000	7,769,700
*Oasis Petroleum	319,000	10,086,780
Occidental Petroleum Corp	14,000	1,462,860
Patterson-Uti Energy Inc	172,000	5,055,080
*Pure Energy Services Ltd	438,000	3,298,009
Schlumberger Ltd.	32,000	2,984,320
*Tesoro Corporation	221,000	5,929,430
*Weatherford International Ltd	52,300	1,181,980
*Whiting Petroleum Corp	89,000	6,537,050
Williams Companies, Inc.	61,000	1,901,980
*Xtreme Coil Drilling Corp	300,000	1,630,740
		226,735,376
Financials (0.2%)
*49 North Resources Inc	115,000	472,098

Industrials (1.8%)
Deere & Co.	36,000	3,488,040
Twin Disc, Inc	38,000	1,224,360
		4,712,400
Materials (7.1%)
Agrium Inc.	29,600	2,730,896
Freeport-McMoRan Copper & Gold Inc	40,000	2,222,000
Goldcorp, Inc	44,000	2,191,200
Monsanto Company	25,000	1,806,500
Mosaic Company	25,000	1,968,750
Potash Sask	53,000	3,123,290
*Silver Wheaton Corp	65,000	2,818,400
*Stillwater Mining Co	87,000	1,994,910
		18,855,946
Utilities (0.9%)
ONEOK, Inc.	35,000	2,340,800

TOTAL COMMON STOCK (COST: $219,859,358)		$254,773,080

SHORT-TERM SECURITIES (1.8%)	Shares
^ Wells Fargo Advantage Investment Money Market 0.125% (COST: $4,788,738)	4,788,738	$4,788,738

TOTAL INVESTMENTS IN SECURITIES (COST: $224,648,096) (98.3%)		$259,561,818
OTHER ASSETS LESS LIABILITIES (1.7%)		4,441,224

NET ASSETS (100.0%)		$264,003,042

*Non-income producing
^ Variable rate security; rate shown represents rate as of March 31, 2011.

INTEGRITY GROWTH & INCOME FUND
Schedule of Investments March 31, 2011
		Fair
	Quantity	Value
COMMON STOCK (97.8%)

Consumer Discretionary (7.4%)
Genuine Parts	12,000	$643,680
*ITT Educational Svcs	5,000	360,750
NIKE, Inc.	8,000	605,600
Yum Brands	14,000	719,320
		2,329,350
Consumer Staples (4.5%)
*Green Mountain Coffee Roasters, Inc.	22,000	1,421,420

Energy (21.6%)
Baker Hughes, Inc.	14,000	1,028,020
*Canyon Services Group, Inc	47,000	630,223
CARBO Ceramics Inc.	4,000	564,480
*Gasfrac Energy Services, Inc	35,000	449,460
Halliburton Company	19,000	946,960
Hess Corp	6,000	511,260
*Kodiak Oil & Gas Corporation	140,000	938,000
National Oilwell Varco, Inc	13,500	1,070,145
Schlumberger Ltd.	7,000	652,820
		6,791,368
Financials (15.3%)
Aflac, Inc.	9,000	475,020
Bank of America	35,000	466,550
BlackRock, Inc	3,400	683,434
*Citigroup Inc	160,000	707,200
First Niagara Finc Gr Inc	25,000	339,500
Goldman Sachs Group	4,000	633,880
J.P. Morgan Chase & Corp	21,000	968,100
US Bancorp	20,000	528,600
		4,802,284
Health Care (5.4%)
*Thermo Fisher Scientific Inc.	15,000	833,250
*Waters Corp	10,000	869,000
		1,702,250
Industrials (6.8%)
*Clean Harbors, Inc.	6,000	591,960
Emerson Electric Co.	12,000	701,160
Snap-on Inc	14,000	840,840
		2,133,960
Information Technology (21.1%)
*Apple Inc.	2,000	696,900
*Cognizant Technology Solutions Corp.	12,000	976,800
*EMC Corp	40,000	1,062,000
Hewlett-Packard	19,000	778,430
KLA-Tencor Corp	19,000	900,030
Linear Technology Corp.	20,000	672,600
Oracle Corp	26,000	867,620
Qualcomm Inc	5,000	274,150
*Super Micro Computer, Inc	25,000	401,000
		6,629,530
Materials (13.7%)
Agrium Inc.	7,500	691,950
Cliffs Natural Resources Inc	3,000	294,840
Lubrizol Corporation	5,000	669,800
NewMarket Corporation	8,000	1,265,760
Potash Sask	18,000	1,060,740
*Stillwater Mining Co	15,000	343,950
		4,327,040
Utilities (2.0%)
Aqua America Inc	27,000	618,030

TOTAL COMMON STOCK (COST: $23,072,815)		$30,755,232

SHORT-TERM SECURITIES (3.5%)	Shares
^ Wells Fargo Advantage Investment Money Market 0.125% (COST: $1,112,556)	1,112,556	$1,112,556

TOTAL INVESTMENTS IN SECURITIES (COST: $24,185,371) (101.3%)		$31,867,788
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.3%)		(412,367)

NET ASSETS (100%)		$31,455,421

*Non-income producing
^ Variable rate security; rate shown represents rate as of March 31, 2011.

NOTE: INVESTMENT IN SECURITIES
At March 31, 2011, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Integrity High Income Fund	Williston Basin/Mid-North America Stock Fund	Integrity Growth & Income Fund
Investments at cost	$31,707,490	$224,648,096	$24,185,371
Unrealized appreciation	$2,428,205	$36,210,987	$7,946,591
Unrealized depreciation	$613,353	$1,297,265	$264,174
Net unrealized appreciation (depreciation)*	$1,814,852	$34,913,722	$7,682,417

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of March, 31, 2011:

Integrity High Income Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$546,646	$0	$0	$546,646
Common Stock	$21,514	$0	$0	$21,514
Corporate Bonds	0	32,954,182	0	32,954,182
Total	$568,160	$32,954,182	$0	$33,522,342

Williston Basin/Mid-North America Stock Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$4,788,738	$0	$0	$4,788,738
Common Stock	254,773,080	0	0	254,773,080
Total	$259,561,818	$0	$0	$259,561,818

Integrity Growth & Income Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$1,112,556	$0	$0	$1,112,556
Common Stock	30,755,232	0	0	30,755,232
Total	$31,867,788	$0	$0	$31,867,788

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 25, 2011

By: /s/ Adam Forthun
Adam Forthun
Treasurer

May 25, 2011